Fair Value of Financial Assets and Liabilities - Schedule of Impacts on the Portfolio of a Recalibration (Detail) - Basis TAB [member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
TAB 30	$ 33	$ 48
TAB 180	26	37
Totals	59	85
CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
TAB 180	9	12
TAB 360	(1)	(2)
Totals	$ 8	$ 10